UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21658
                                                     ---------

          Credit Suisse Alternative Capital Long/Short Equity Fund, LLC
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               (Exact name of registrant as specified in charter)

                                11 Madison Avenue
                               New York, NY 10010
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               (Address of principal executive offices) (Zip code)

                                    PFPC Inc.
                         301 Bellevue Parkway, 2nd Floor
                              Wilmington, DE 19809
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-325-2000
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------

                     Date of reporting period: June 30, 2007
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY FUND, LLC (1)

SCHEDULE OF INVESTMENTS AT JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

Investment in Credit Suisse Alternative Capital Long/Short Equity Master Fund,
LLC, at value - 99.63% (cost $2,069,640)                                                                    $ 2,351,980

OTHER ASSETS IN EXCESS OF OTHER LIABILITIES - 0.37%                                                               8,651
                                                                                                            -----------
NET ASSETS - 100.00%                                                                                        $ 2,360,631
                                                                                                            ===========

(1) Invests the majority of its assets in Credit Suisse Alternative Capital Long/Short Equity Master Fund, LLC. The Schedule of Investments of Credit Suisse Alternative Capital Long/Short Equity Master Fund, LLC is included below.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

SCHEDULE OF INVESTMENTS AT JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS
Percentages are as follows:


[PIE CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

Equity Market Neutral   10.31%
Equity Long/Short       89.69%



                                                                                 PERCENTAGE
                                                                                OF MEMBERS'
INVESTMENTS IN PORTFOLIO FUNDS(1) (2) (3) 94.98%          LIQUIDITY (4)           CAPITAL            COST       FAIR VALUE (5)

EQUITY LONG/SHORT

Cantillon Europe L.P.                                       Quarterly              5.82%        $ 5,000,000       $ 6,267,070
Cycladic Catalyst Fund, L.P.                              Semi-Annually            4.32%          4,000,000         4,648,532
Gandhara Fund, L.P.                                         Quarterly              6.82%          5,250,000         7,346,644
Glenview Institutional Partners, L.P.                       Quarterly              9.99%          6,680,772        10,757,801
Karsch Capital II, L.P.                                     Quarterly              4.84%          2,685,244         5,205,949
Lansdowne UK Equity Fund, L.P.                               Monthly              10.52%          7,500,000        11,328,112
Optimal Japan Fund                                           Monthly               8.60%          5,964,572         9,255,333
Tech Vantage Qualified Partners, L.P.                          (a)                 0.17%             78,361           182,909
Tosca                                                       Quarterly              9.50%          5,666,094        10,225,357
Viking Global Equity L.P.                                   Annually               9.00%          5,209,450         9,691,471
WF Asia Fund Limited                                         Monthly               3.65%          2,000,000         3,927,090
Westfield Life Sciences Fund II, L.P.                       Quarterly              6.42%          4,376,377         6,910,853
Whitney New Japan Partners, L.P.                            Quarterly              2.37%          2,710,000         2,554,116
ZA International Fund, L.P. (7)                             Quarterly              3.16%          3,000,000         3,404,407
                                                                                  ------        -----------       -----------
                                                                                  85.18%         60,120,870        91,705,644
                                                                                  ------        -----------       -----------
EQUITY MARKET NEUTRAL

Two Sigma Spectrum U.S. Fund L.P.                           Quarterly              9.80%          8,544,025        10,543,783
                                                                                  ------        -----------       -----------

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

--------------------------------------------------------------------------------

                                                                                  PERCENTAGE
                                                                                 OF MEMBERS'
                                                              SHARES               CAPITAL            COST        FAIR VALUE
TOTAL INVESTMENTS IN PORTFOLIO FUNDS (COST $68,664,895)                                                         $ 102,249,427

OTHER INVESTMENTS

Point Biomedical Corporation (6)
Series D preferred stock                                       42,738                   -          $     -                  -
Series G preferred stock                                        4,480                   -             2,374             2,374
                                                            ---------            --------          --------     -------------
TOTAL INVESTMENTS (COST $68,667,269)                                                                              102,251,801

Other Assets, Less liabilities 5.02%                                                                                5,408,929
                                                                                                                -------------
MEMBERS' CAPITAL 100.00%                                                                                        $ 107,660,730
                                                                                                                =============

(a)   Portfolio Fund in liquidation.
(1)   Fair valued investments.
(2) Securities are issued in private placement transactions and as such are restricted as to resale.
(3)   Non-income producing securities.
(4) Available frequency of redemptions after expiration of lock-up provisions, where applicable. Certain investments are subject to lock-up provisions up to 4 months.
(5) The Registrant's investments in the Portfolio Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees. Further, redemption requests might not be granted by the managers of the Portfolio Funds (the "Portfolio Fund Managers"). The Registrant's Board of Managers (the "Board") has approved procedures pursuant to which the Registrant values its investments in Portfolio Funds at fair value. The fair value of the Registrant's interest in a Portfolio Fund will represent the amount that the Registrant could reasonably expect to receive (without regard to early redemption fees, if any, which might be assessed) from a Portfolio Fund or from a third party if the Registrant's interest was redeemed or sold at the time of valuation, based on information available at that time, which Credit Suisse Alternative Capital, Inc. (the "Investment Adviser") reasonably believes to be reliable. In accordance with the Registrant's valuation procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Portfolio Fund in accordance with the Portfolio Fund Manager's valuation policies and reported by the Portfolio Fund Manager or the Portfolio Fund's administrator to the Registrant or its administrator. Although the procedures approved by the Board provide that the Investment Adviser will review the valuations provided by Portfolio Fund Managers, neither the Investment Adviser nor the Board will be able to independently confirm the accuracy of valuation calculations provided by the Portfolio Fund Managers.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

--------------------------------------------------------------------------------

(6) As of March 31, 2007, 42,738 Shares of Series D Preferred Stock of Point Biomedical Corporation were received from Narragansett I, L.P. as a distribution in-kind in conjunction with the Portfolio Fund's liquidation. 4,480 Shares of Series G Preferred Stock were purchased during the period from April 1, 2007 to June 30, 2007.
(7)  Affiliated Portfolio Fund.

     AFFILIATED ISSUERS
     An affiliated Portfolio Fund is a Portfolio Fund in which the Master Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with Portfolio Funds which are or were affiliates are as follows:

                                                               Value at                                                Value at
     Affiliate                                               April 1, 2007       Purchases      Sales Proceeds       June 30, 2007
------------------------------------------------------   -------------------   -------------  ------------------   -----------------
     ZA International Fund, L.P.                             $ 3,149,746         $      -        $      -             $ 3,404,407

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Credit Suisse Alternative Capital Long/short Equity Fund, LLC
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Egidio Robertiello
                         -------------------------------------------------------
                           Egidio Robertiello, President
                           (principal executive officer)

Date         August 29, 2007
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Egidio Robertiello
                         -------------------------------------------------------
                           Egidio Robertiello, President
                           (principal executive officer)

Date         August 29, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Sandra DeGaray
                         -------------------------------------------------------
                           Sandra DeGaray, Chief Financial Officer and Treasurer (principal financial officer)

Date         August 29, 2007
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.